Deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2011
Deferred taxes
Deferred tax liabilities			€ 24
Variation in deferred tax balances
Balance at the beginning		€ (24)	(29)
Recognized in income statement-continuing operations		24	5
Balance at the end			(24)
Increase in deferred tax liability		4,300
Evolution od deferred tax assets		2,300
Reversal of deferred tax liability	€ 4,300
Intangible assets
Variation in deferred tax balances
Balance at the beginning	(10,965)	(8,682)	(9,512)
Coretherapix acquisition			(1,532)
Recognized in income statement-continuing operations	5,028	(2,283)	2,362
Balance at the end	(5,937)	(10,965)	(8,682)
Tax losses
Variation in deferred tax balances
Balance at the beginning	10,965	8,682	9,512
Coretherapix acquisition			1,532
Recognized in income statement-continuing operations	(5,028)	2,283	(2,362)
Balance at the end	€ 5,937	10,965	8,682
Other
Variation in deferred tax balances
Balance at the beginning		(24)	(29)
Recognized in income statement-continuing operations		€ 24	5
Balance at the end			(24)
TiGenix SAU
Variation in deferred tax balances
Amount of deferred tax liabilities recognized at the acquisition date					€ 12,300
Coretherapix
Variation in deferred tax balances
Amount of deferred tax liabilities recognized at the acquisition date			€ 1,500	€ 1,500